FAIR VALUE AND RISK MANAGEMENT - Contractual maturities (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Contractual maturities
Unsecured debentures	$ 2,700,000
Unsecured term loans	389,443
Derivatives	32,298
Unsecured debentures, net of derivatives	393,865
Unsecured term loans, net of derivatives	13,671
Accounts payable and accrued liabilities	99,074	$ 94,336
Distributions payable	17,762	$ 17,415
Total payments	3,646,113
2025
Contractual maturities
Unsecured debentures	0
Unsecured term loans	0
Derivatives	0
Unsecured debentures, net of derivatives	79,171
Unsecured term loans, net of derivatives	7,294
Accounts payable and accrued liabilities	95,214
Distributions payable	17,762
Total payments	199,441
2026
Contractual maturities
Unsecured debentures	0
Unsecured term loans	389,443
Derivatives	1,502
Unsecured debentures, net of derivatives	79,171
Unsecured term loans, net of derivatives	6,377
Accounts payable and accrued liabilities	3,057
Distributions payable	0
Total payments	479,550
2027
Contractual maturities
Unsecured debentures	500,000
Unsecured term loans	0
Derivatives	13,255
Unsecured debentures, net of derivatives	71,352
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	803
Distributions payable	0
Total payments	585,410
2028
Contractual maturities
Unsecured debentures	500,000
Unsecured term loans	0
Derivatives	11,941
Unsecured debentures, net of derivatives	63,534
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	575,475
2029
Contractual maturities
Unsecured debentures	650,000
Unsecured term loans	0
Derivatives	5,600
Unsecured debentures, net of derivatives	47,830
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	703,430
Thereafter
Contractual maturities
Unsecured debentures	1,050,000
Unsecured term loans	0
Derivatives	0
Unsecured debentures, net of derivatives	52,807
Unsecured term loans, net of derivatives	0
Accounts payable and accrued liabilities	0
Distributions payable	0
Total payments	$ 1,102,807